Long-term debt and interest and other costs - Narratives (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) extension_option	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 JPY (¥) extension_option	Dec. 31, 2024 TWD ($) extension_option	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 TWD ($)
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Maximum borrowing capacity	€ 1,500,000,000	€ 700,000,000.0
Available credit facility	€ 0	0
Number of uncommitted extension options | extension_option	2			2	2
Line of credit facility, expiration period	1 year
Investment income	€ 182,400,000	193,900,000	€ 16,200,000
Interest Expense, Nonoperating	162,600,000	152,700,000	€ 60,800,000
Commercial Paper
Debt Instrument [Line Items]
Debt Instrument, Face Amount	€ 1,500,000,000
Term of loan to related parties	364 days
Non-committed unsecured lines of credit
Debt Instrument [Line Items]
Maximum borrowing capacity	€ 2,750,000,000
Euro facility | Long-term debt obligations, including interest
Debt Instrument [Line Items]
Long term debt	44,100,000	€ 46,900,000
Japanese facility | Long-term debt obligations, including interest
Debt Instrument [Line Items]
Long term debt | ¥				¥ 4,825.0
Taiwanese facility | Long-term debt obligations, including interest
Debt Instrument [Line Items]
Long term debt | $					$ 553.7		$ 0.0
Berliner Glas
Debt Instrument [Line Items]
Secured long-term debt, noncurrent	€ 18,200,000
Interest rate on principal amount (in percentage)	0.50%			0.50%	0.50%